Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) $ in Millions, $ in Millions		Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[3]	Dec. 31, 2018 MXN ($)
Disclosure Of Other Current Financial Assets [abstract]
Restricted cash		$ 92				$ 101
Derivative financial instruments (see Note 21)		1,008				735
Note receivables	[1]	46				42
Other current financial assets		$ 1,146	[2]	$ 61		$ 878

[1]	The carrying value approximates its fair value as of December 31, 2019 and 2018.
[2]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3